SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Disclosure Condensed Financial Information Of Registrant Additional Information [Abstract]
Securities Held in Consolidated Non-Insurance Subsidiary	$ 1.9	$ 1.8